Gains and losses on disposal and main changes in scope of consolidation - Acquisitions - General information (Details) - EUR (€) € in Millions					4 Months Ended	12 Months Ended
	Aug. 14, 2018	Jun. 19, 2018	Jun. 05, 2018	Oct. 04, 2016	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about business combination [line items]
Cash paid for investment securities, net of cash acquired						€ 284	€ 34	€ 1,189
Medi Telecom [member]
Disclosure of detailed information about business combination [line items]
Ownership percentage (as a percent)						49.00%
Basefarm Holding AS [member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired (as a percent)	100.00%
Acquisition cost	€ 234				€ 234	€ 234
Goodwill recognized					292	292
Cash paid for investment securities, net of cash acquired	230					230
Consideration transferred	€ 234				€ 234	€ 234
Business and Decision [member]
Disclosure of detailed information about business combination [line items]
Capital stake equity interests acquired (as a percent)			81.80%		88.20%	88.20%
Acquisition cost			€ 50
Capital stake equity interests to be acquired (as a percent)		4.90%
Capital stake equity interests acquired during the period (as a percent)					6.40%
Ownership including reciprocal promises (as a percent)					93.10%	93.10%
Goodwill recognized			29
Cash paid for investment securities, net of cash acquired			32			€ 36
Consideration transferred			€ 50
Groupama Banque [member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired (as a percent)				65.00%
Acquisition cost				€ 170
Consideration transferred				€ 170
Capital granted recorded as a financial liability (as a percent)				20.00%
Capital granted as unrecognized commitment (as a percent)				15.00%